Net income (loss) per share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Net income (loss) per share
16. Net income (loss) per share
Basic earnings per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted earnings per share (‘‘EPS’’) is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. For the year ended December 31, 2017, stock options to purchase ordinary shares and the Series A, Series B and Series C Preference Shares convertible into ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company were 11,302,024 and 631,303,796 on a weighted average basis, respectively.
Basic earnings (loss) per share and diluted earnings (loss) per share have been calculated in accordance with ASC Topic 260 on computation of earnings per share for the years ended December 31, 2017, 2018 and 2019 as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Basic net income (loss) per share calculation:
Numerator:
Net profit (loss) attributable to FinVolution Group	1,082,983	2,469,074	2,372,850
Accretion on Series A convertible redeemable preferred shares redemption value	(1,237,274)	—	—
Accretion on Series B convertible redeemable preferred shares redemption value	(905,861)	—	—
Accretion on Series C convertible redeemable preferred shares redemption value	(930,336)	—	—

Net income (loss) attributable to ordinary shareholders - basic	(1,990,488)	2,469,074	2,372,850

Denominator:
Weighted average number of ordinary shares outstanding - basic	779,804,270	1,498,780,165	1,525,814,189
Net income (loss) per share attributable to ordinary shareholders - basic	(2.5525)	1.6474	1.5551

Dilute net income (loss) per share calculation:
Numerator:
Net income (loss) attributable to ordinary shareholders	(1,990,488)	2,469,074	2,372,850

Denominator:
Weighted average number of ordinary shares outstanding - basic	779,804,270	1,498,780,165	1,525,814,189
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	—	98,670,254	23,831,652
Ordinary shares issuable upon the vesting of outstanding restricted share units using the treasury stock method	—	2,141,812	2,777,219
Weighted average number of ordinary shares outstanding - diluted	779,804,270	1,599,592,231	1,552,423,060
Net income (loss) per share attributable to ordinary shareholders - diluted	(2.5525)	1.5436	1.5285